Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 7,729	$ 11,046	$ 16,993
Restricted deposits	168	0	182
Short-term bank deposits	2,509	0	0
Trade receivables	3,759	1,779	2,065
Inventories	1,991	1,200	1,397
Other receivables	653	927	883
Total current assets	16,809	14,952	21,520
LONG-TERM ASSETS:
Other receivables	230	469	0
Property, plant and equipment, net	2,439	2,478	2,565
Right of-use assets, net	1,364	1,548	1,789
Intangible assets, net	264	297	330
Total non-current assets	4,297	4,792	4,684
Total assets	21,106	19,744	26,204
CURRENT LIABILITIES:
Current maturities of non-current liabilities	2,479	2,408	1,681
Trade payables and accrued expenses	4,877	4,693	4,060
Other payables	3,060	3,620	3,920
Total current liabilities	10,416	10,721	9,661
LONG-TERM LIABILITIES:
Deferred revenues	61	119	405
Liability in respect of IIA grants	8,131	7,885	7,671
Liabilities in respect of purchase of shares	3,361	3,922	4,465
Lease liabilities	1,053	1,391	1,604
Severance pay liability, net	319	288	280
Total non-current liabilities	12,925	13,605	14,425
Total liabilities	23,341	24,326	24,086
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized: 50,000,000 shares as of June 30, 2022 , December 31, 2020 and June 30, 2021; Issued and Outstanding: 33,143,414 as of June 30, 2022, 27,272,818 as of December 31, 2021 and 27,245,429 as of June 30, 2021	93	75	75
Share premium	154,119	143,869	143,077
Foreign currency translation adjustments	3	(19)	(32)
Accumulated deficit	(156,450)	(148,507)	(141,002)
Total equity (deficit)	(2,235)	(4,582)	2,118
Total liabilities and equity	$ 21,106	$ 19,744	$ 26,204